UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                FORM 13F/A
                              AMENDMENT NO. 1

                            FORM 13F/A COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 14, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT,
WHICH REQUEST WAS GRANTED. DE NOVO EXTENSION OF SUCH CONFIDENTIAL
TREATMENT WAS NOT GRANTED.


               Report for the Quarter Ended June 30, 2000.

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [ X ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Fir Tree, Inc.
Address:       535 Fifth Avenue, 31st Floor, New York, New York 10017

13F File Number:    028-6884

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jeffrey D. Tannenbaum
Title:         President
Phone:         212-599-0090
Signature, Place, and Date of Signing:

  JEFFREY D. TANNENBAUM         New York, NY           November 8, 2001
  -------------------------     ------------------     ----------------
  Jeffrey D. Tannenbaum


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           17

Form 13F Information Table Value Total:           $195,122


List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----


                                              FORM 13F INFORMATION TABLE

                           TITLE                                                                            VOTING AUTHORITY
                            OF                  VALUE     SHARES/    SH/    PUT/   INVSTMT    OTHER    --------------------------
NAME OF ISSUER             CLASS     CUSIP    (X$1,000)   PRN AMT    PRN    CALL   DSCRETN   MANAGERS     SOLE     SHARED   NONE
--------------            -------  ---------  ---------   ---------  ---    ----   -------- ---------  ---------- ------- -------
AT & T CDA INC            DEPS     00207Q202     66,850   2,014,300   SH             SOLE               2,014,300
                          RCPT CL B
ACNIELSEN CORP            COM      004833109     30,261   1,375,500   SH             SOLE               1,375,500
ALEXION PHARMACEUTICALS   COM      015351109     17,875     250,000   SH     PUT     SOLE                 250,000
  INC
AMERITRADE HLDG CORP      CL A     03072H109      1,104      95,000   SH             SOLE                  95,000
AT HOME CORP              COM SER  045919107      2,075     100,000   SH             SOLE                 100,000
                          A
CAIS INTERNET INC         COM      12476Q102      4,722     335,800   SH             SOLE                 335,800
GLOBALSTAR                COM      G3930H104      4,892     543,500   SH             SOLE                 543,500
  TELECOMMUNICTNS LTD
GLOBALSTAR                COM      G3930H104      8,078     897,500   SH     PUT     SOLE                 897,500
  TELECOMMUNICTNS LTD
GLOBALSTAR                COM      G3930H104        900     100,000   SH     CALL    SOLE                       0
  TELECOMMUNICTNS LTD
INFORMATION RES INC       COM      456905108      3,681     934,900   SH             SOLE                 934,900
INTERMEDIA COMMUNICATIONS COM      458801107     18,743     630,000   SH             SOLE                 630,000
  INC
INTERMEDIA COMMUNICATIONS COM      458801107     5,058      170,000   SH     CALL    SOLE                       0
  INC
MOTIENT CORP              COM      619908106     15,782   1,006,000   SH             SOLE               1,006,000
MOTIENT CORP              COM      619908106        628      40,000   SH     CALL    SOLE                       0
RITE AID CORP             COM      767754104      4,758     725,000   SH     PUT     SOLE                 725,000
SIRIUS SATELLITE RADIO    COM      82966U103      9,496     214,300   SH             SOLE                 214,300
  INC
VENTRO CORP               COM      922815105        219      11,600   SH     PUT     SOLE                  11,600
